Dividends (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares
Dividends
Cash dividend	$ 21,362,234		$ 28,415,784	$ 27,598,118			$ 19,946,745
Dividends		$ 15,513,296			$ 34,264,722	$ 43,111,414	19,946,745
Dividends					$ 21,362,234	56,013,902	$ 19,946,745
Distribution to non-controlling interest recognized						$ 21,569,028
Ordinary Shares.
Dividends
Cash dividend approved by the board of directors (in dollars per share) | $ / shares	$ 0.15		$ 0.20	$ 0.20			$ 0.15
ADS
Dividends
Cash dividend approved by the board of directors (in dollars per share) | $ / shares	$ 0.15		$ 0.2	$ 0.20			$ 0.15
E-House | Ordinary Shares.
Dividends
Dividend conversion ratio			0.05
E-House | ADS
Dividends
Dividend conversion ratio			0.05
Leju Holdings Ltd.
Dividends
Dividends			$ 77,582,930
Distribution to non-controlling interest recognized			$ 21,569,028